Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q1PH

Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 27

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
California 95.5%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 9,475,466
Alameda Corridor Transportation Authority ,
Revenue, 2022 C, Refunding, AGMC Insured, 5%, 10/01/52 .................. 28,000,000 30,102,293
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 16,011,532
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 32,061,747
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,676,723
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,615,194
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 .........................
13,000,000 13,070,460
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,423,456
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,502,745
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,290,137
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,824,769
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 8,440,841
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 46,696,463
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 60,000 60,162
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System, Revenue, 2022 A, Refunding, 5%, 10/01/52 ..... 8,040,000 8,426,067
City of Anaheim Water System, Revenue, 2022 A, 5%, 10/01/52 ............... 8,345,000 8,827,726
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 25,656,273
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 26,238,475
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 19,697,966
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 12,007,508
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 19,913,871
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 9,668,041
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 25,105,098
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 16,239,901
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,317,210
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,695,911
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,013,124
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,314,008
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 7,044,822
Bay Area Toll Authority ,
Revenue, 2014 F-1, Pre-Refunded, 5%, 4/01/54 ........................... 10,000,000 10,146,636
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 119,305,000 118,425,185
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 23,330,000 22,894,186
Revenue, 2017 S-7, Refunding, 4%, 4/01/49 ............................. 13,625,000 13,290,960
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 10,980,358
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,553,643
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 5,041,020
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,419,933
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,555,782
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 1,869,329
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 1,764,164
a
California Community Choice Financing Authority ,
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 100,000,000 99,770,060
Revenue, 2023 B-1, Mandatory Put, 5%, 8/01/29 .......................... 21,000,000 22,032,110
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 78,815,000 82,437,810

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... $ 880,000 $ 884,660
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 8,212,726
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 5,235,000 4,330,732
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 35,015,000 28,966,680
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ 7,095,000 6,061,122
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 39,446,450
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 11,400,000 9,035,833
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 30,750,153
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 47,500,000 30,161,322
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 16,260,000 10,735,055
Twin Creek Apartments, Revenue, 144A, 2022 A-1, 4.5%, 8/01/52 ............. 29,275,000 24,306,412
Twin Creek Apartments, Revenue, Senior Lien, 144A, 2022 A-2, Zero Cpn., 8/01/65 79,990,000 4,450,764
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 9,700,000 9,135,968
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 785,000 789,674
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 3,236,232
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 3,640,000 3,700,117
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,094,609
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 2,000,000 1,836,160
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 130,000 129,165
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,296,917
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 17,670,345
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 472,098
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 527,126
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 610,831
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 95,828
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 353,780
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 602,679
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 529,100
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 785,715
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 613,270
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 811,183
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 3,520,000 3,231,642
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 970,000 975,285
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 5,390,000 5,390,149
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/40 ................ 1,295,000 1,157,099
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/41 ................ 1,345,000 1,190,068
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/42 ................ 1,400,000 1,225,400
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/46 ................ 3,000,000 2,542,201
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/50 ................ 2,675,000 2,206,044
Art Center College of Design, Revenue, 2022 A, 3%, 12/01/51 ................ 650,000 422,843
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,086,761
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 5,000,000 5,070,508
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 511,067
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 432,331
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 444,422

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... $ 425,000 $ 477,535
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 539,848
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 2,815,000 3,321,354
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... 5,000,000 6,031,325
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ 7,000,000 8,197,367
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 20,850,000 24,456,664
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 11,296,647
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 6,789,847
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,347,019
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,431,920
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,393,624
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 5,644,234
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 5,402,443
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 2,840,000 2,477,145
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 15,856,312
University of Redlands, Revenue, 2022 A, 5%, 10/01/44 ..................... 3,835,000 3,817,253
University of Redlands, Revenue, 2022 A, 5%, 10/01/52 ..................... 18,790,000 18,264,776
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 20,000,000 20,622,110
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 667,412
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 659,460
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 655,537
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,002,612
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 499,965
California Health Facilities Financing Authority ,
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 2,730,000 2,737,177
Cedars-Sinai Medical Center Obligated Group, Revenue, 2021 A, Refunding, 5%,
8/15/51 ........................................................ 5,000,000 5,429,361
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 14,370,000 14,526,517
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 7,750,000 7,755,716
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,086,802
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,527,109
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 27,000,000 27,504,724
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 15,770,000 15,611,138
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/37 . 3,000,000 2,945,570
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 7,075,000 6,920,250
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 3,297,655
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 10,622,815
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 12,776,662
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 25,100,580
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 411,225,000 402,797,190
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 12,500,000 13,878,082
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 19,000,000 19,370,658
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 15,300,000 15,692,814
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 3,755,508
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 26,635,555
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 825,982

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ $ 2,375,000 $ 2,406,768
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 850,000 858,667
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,182,639
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,044,339
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,497,772
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,190,948
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 42,105,000 43,115,891
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 10,585,000 10,126,762
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/48 ...... 21,690,000 22,307,033
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 11,478,966
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 24,500,000 25,196,971
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 47,400,964 47,058,545
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,395,658 13,905,936
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,840,078 4,497,266
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 19,147,836
b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, 5%, 9/01/36 ...... 1,940,000 1,658,027
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,048,646
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 5,668,794
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 6,383,596
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
3.76%, 8/01/24 .................................................. 26,900,000 26,567,836
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 12,750,000 13,680,807
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 25,470,000 27,206,878
California State Water Resources Control Board Water Pollution Control Revolving
Fund, Revenue, 2018, 5%, 10/01/43 .................................. 10,000,000 10,711,248
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 772,635
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 758,525
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 B, 4%,
11/01/56 ....................................................... 1,000,000 855,817
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/47 ....................................................... 2,300,000 2,384,092
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 4.125%,
11/01/52 ....................................................... 3,100,000 2,769,272
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/57 ....................................................... 5,500,000 5,637,249
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 13,833,937
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 12,958,218
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 81,985,000 67,942,076
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 23,791,552
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 9,738,897
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 2,882,742

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Bethany Home Society of San Joaquin County, Inc., Revenue, 2023, California
Mortgage Insured, 5%, 11/15/42 ..................................... $ 5,500,000 $ 6,007,372
Bethany Home Society of San Joaquin County, Inc., Revenue, 2023, California
Mortgage Insured, 5%, 11/15/52 ..................................... 21,465,000 23,024,952
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 2,355,000 1,949,777
Carmel Valley Manor Obligated Group, Revenue, 2022, California Mortgage Insured,
5%, 5/15/52 .................................................... 17,775,000 19,010,046
b
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 10,375,000 9,502,819
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 10,430,986
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 10,109,043
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 505,348
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 409,400
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 415,102
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 526,001
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 426,563
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 647,780
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 762,809
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 8,750,000 8,955,243
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 17,500,000 17,857,609
Community Hospitals of Central California Obligated Group, Revenue, 2021 A, 4%,
2/01/51 ........................................................ 7,000,000 6,077,324
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 964,217
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 911,929
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 991,162
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,046,722
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,128,855
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 450,000 349,650
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 1,000,000 703,887
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 1,100,000 754,504
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 9,100,000 9,207,234
b
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 22,510,000 19,909,041
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 2,580,778
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 23,972,280
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 8,500,000 8,717,077
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 5,000,000 5,121,479
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 34,650,000 35,128,631
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 35,145,000 35,443,905
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 B, 5%, 6/01/48 11,750,000 11,811,442
b
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5.25%,
7/01/40 ........................................................ 7,065,000 7,033,148
b
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5.5%, 7/01/50 21,145,000 21,055,400
b
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 6%, 7/01/53 12,485,000 12,758,253
b
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 B, Refunding, 6.5%,
7/01/32 ........................................................ 2,470,000 2,443,216
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 5,392,556
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 8,003,047
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 10,551,838
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 19,911,748
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/52 ....................................................... 43,040,000 45,778,601
Samuel Merritt University, Revenue, 2022, 5.25%, 6/01/53 ................... 38,750,000 41,257,032

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... $ 33,895,000 $ 34,140,749
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 9,958,427
California Pollution Control Financing Authority ,
b
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 7,250,000 7,434,066
b
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%,
11/21/45 ....................................................... 3,065,000 3,103,555
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/30 ....... 5,200,000 5,564,049
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/31 ....... 3,000,000 3,224,601
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/32 ....... 5,500,000 5,932,545
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/33 ....... 6,000,000 6,488,382
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/34 ....... 3,250,000 3,486,653
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/35 ....... 3,250,000 3,453,540
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/36 ....... 2,650,000 2,795,916
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/37 ....... 2,300,000 2,417,042
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/38 ....... 2,000,000 2,093,466
b
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 11/21/45 ...... 2,200,000 2,245,335
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 15,195,521
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 820,000 853,840
b
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/42 ......................... 1,325,000 1,352,708
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/52 ......................... 2,265,000 2,238,715
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/61 ......................... 3,905,000 3,795,206
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 414,734
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 298,856
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... 525,000 453,810
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 636,618
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/42 .... 1,000,000 986,654
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/52 .... 1,875,000 1,782,208
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5%, 6/01/43 ............................................ 1,000,000 972,859
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5.25%, 6/01/53 ......................................... 1,550,000 1,515,911
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 300,000 296,625
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 420,770
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 559,652
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.75%, 8/01/52 .................................................. 1,500,000 1,563,188
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 733,451
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5.125%,
6/01/53 ........................................................ 1,000,000 971,101
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5.375%,
5/01/63 ........................................................ 1,000,000 983,188
California State Public Works Board ,
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 40,210,280
Revenue, 2021 A, Refunding, 5%, 2/01/24 ............................... 5,440,000 5,507,589
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/44 ................................................... 5,000,000 5,396,060
State of California Department of General Services, Revenue, 2021 D, 4%, 11/01/35 1,210,000 1,255,747
California State University ,
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 11,411,951
a
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 10,575,857

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. $ 42,535,000 $ 44,961,043
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 29,345,000 30,866,092
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 21,610,385
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 3,330,000 3,582,767
Revenue, 2018 A, Refunding, 5%, 11/01/48 .............................. 29,780,000 31,827,277
Revenue, 2019 A, 5%, 11/01/44 ....................................... 23,765,000 25,718,186
Revenue, 2019 A, 5%, 11/01/49 ....................................... 77,595,000 83,261,026
California Statewide Communities Development Authority ,
Revenue, 2004 A, AGMC Insured, 5.25%, 10/01/24 ........................ 115,000 115,205
Special Tax, 2023 A, 5.25%, 9/01/51 ................................... 3,305,000 3,311,925
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 9,527,933
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 68,431,651
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 5%, 7/01/48 ..... 7,980,000 8,358,009
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.25%, 9/01/52 ............................................. 1,650,000 1,650,335
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/38 ....... 1,715,000 1,705,965
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/43 ....... 380,000 370,975
Community Facilities District No. 2022-03, Special Tax, 2023, 5%, 9/01/53 ....... 1,250,000 1,192,086
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 600,000 631,631
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 880,000 932,009
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 11,215,000 11,897,853
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 17,930,000 19,115,817
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,086,595
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,281,308
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,428,502
Poway RHF Housing, Inc., Revenue, 2013 A, Pre-Refunded, California Mortgage
Insured, 5.25%, 11/15/35 .......................................... 2,000,000 2,018,639
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 14,328,361
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 35,562,503
GO, B, 2%, 8/01/23 ................................................ 1,000,000 997,066
GO, B, 2%, 8/01/24 ................................................ 1,000,000 982,604
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 15,630,000 17,618,775
Cerritos Community College District , GO , 2014 A , 4% , 8/01/44 .................
10,000,000 9,865,793
Chabot-Las Positas Community College District ,
GO, B, 5%, 8/01/23 ................................................ 14,400,000 14,438,516
GO, B, 5%, 8/01/24 ................................................ 5,500,000 5,614,329
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 28,175,477
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/41 ........................................................ 1,710,000 1,541,252
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/46 ........................................................ 1,000,000 867,803
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,250,000 1,053,178
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5%, 9/01/37 ...................................... 2,740,000 2,827,838

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District, (continued)
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.25%, 9/01/42 ................................... $ 2,000,000 $ 2,064,995
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/47 ................................... 2,000,000 2,065,543
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/52 ................................... 2,695,000 2,765,660
Chino Valley Unified School District ,
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 17,057,814
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 13,368,615
City & County of San Francisco , GO , 2022 , Refunding , 5% , 6/15/26 .............
5,000,000 5,316,766
City of Beaumont ,
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/38 ........ 500,000 518,678
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/43 ........ 625,000 638,011
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/48 ........ 745,000 747,268
Community Facilities District No. 2016-3, Special Tax, 2023, 5%, 9/01/53 ........ 950,000 950,014
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 562,495
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,271,526
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.25%, 9/01/42 .................................................. 2,005,000 2,049,122
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/47 ................................................... 2,630,000 2,712,761
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/51 ................................................... 3,040,000 3,121,229
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/38 ........................................................ 1,000,000 1,031,561
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,100,000 1,121,109
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/48 ........................................................ 2,375,000 2,378,447
Community Facilities District No. 5 Improvement Area B, Special Tax, 2023, 5%,
9/01/53 ........................................................ 3,740,000 3,728,808
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 749,278
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 769,647
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 964,220
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,305,830
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 683,878
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,265,803
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 480,697
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 413,391
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 1,825,000 1,542,485
Community Facilities District No. 99, Special Tax, 2023, 5%, 9/01/45 ........... 600,000 608,010
Community Facilities District No. 99, Special Tax, 2023, 5%, 9/01/53 ........... 500,000 501,842
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,630,697
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,262,593
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,533,086

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... $ 1,000,000 $ 950,523
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 269,718
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 147,135
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 288,975
Community Facilities District No. 2019-1, Special Tax, 2019-1, 5%, 9/01/42 ...... 2,015,000 2,012,508
Community Facilities District No. 2019-1, Special Tax, 2019-1, 5%, 9/01/47 ...... 3,430,000 3,364,362
Community Facilities District No. 2019-1, Special Tax, 2019-1, 5%, 9/01/52 ...... 2,090,000 2,025,518
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 15,660,000 16,461,754
Harbor, Revenue, 2019 A, 5%, 5/15/44 .................................. 15,045,000 16,176,726
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 8,705,000 9,314,266
City of Los Angeles ,
Department of Airports, Revenue, 2015 D, 5%, 5/15/33 ..................... 11,420,000 11,663,646
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 17,000,000 17,141,457
Department of Airports, Revenue, 2017 A, 5%, 5/15/42 ...................... 13,680,000 14,014,678
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 51,110,000 52,027,844
Department of Airports, Revenue, 2017 B, 5%, 5/15/42 ...................... 4,000,000 4,206,130
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 47,710,000 49,023,652
Department of Airports, Revenue, 2018 A, 5.25%, 5/15/48 ................... 10,000,000 10,369,502
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 9,920,599
Department of Airports, Revenue, 2018 C, 5%, 5/15/44 ..................... 39,945,000 41,041,702
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 16,995,000 18,287,403
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 35,280,489
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 10,311,182
Department of Airports, Revenue, 2019 C, 5%, 5/15/39 ..................... 2,305,000 2,510,479
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 19,485,000 20,819,241
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 45,200,000 47,894,241
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 16,005,000 18,089,254
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 5,000,000 5,545,947
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 15,925,000 17,633,716
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 22,485,000 24,752,675
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 3,959,959
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/38 ............. 4,920,000 5,249,048
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/41 ............. 7,005,000 7,395,658
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/46 ............. 25,965,000 27,152,076
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/51 ............. 26,450,000 27,482,605
Department of Airports, Revenue, 2021 D, 5%, 5/15/31 ..................... 5,245,000 5,776,465
Department of Airports, Revenue, 2021 D, 5%, 5/15/34 ..................... 2,500,000 2,759,254
Department of Airports, Revenue, 2021 D, Pre-Refunded, 5%, 5/15/34 .......... 140,000 157,058
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/45 ............. 8,000,000 8,419,381
Department of Airports, Revenue, Senior Lien, 2015 A, 5%, 5/15/40 ............ 3,000,000 3,027,434
Department of Airports, Revenue, Senior Lien, 2020 C, 5%, 5/15/37 ............ 6,595,000 7,033,561
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/42 ............ 16,575,000 15,914,965
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/47 ............ 11,325,000 10,581,241
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/42 ............ 1,415,000 1,496,937
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/47 ............ 25,000,000 26,195,588
Department of Airports, Revenue, Senior Lien, 2022 H, 5.25%, 5/15/47 ......... 1,200,000 1,279,320
Department of Airports, Revenue, Senior Lien, 2022 H, 5.5%, 5/15/47 .......... 23,000,000 25,128,420
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/41 ............. 1,350,000 1,512,927
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/42 ............. 1,360,000 1,518,734
Department of Airports, Revenue, Senior Lien, 2022 I, 4%, 5/15/48 ............. 2,000,000 1,944,283
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/48 ............. 6,265,000 6,870,140
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 18,500,000 19,007,366
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 15,190,000 15,599,712
Wastewater System, Revenue, 2018 A, 5%, 6/01/43 ........................ 10,000,000 10,686,833

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ $ 1,275,000 $ 1,354,128
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/37 ........................................................ 320,000 301,674
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 3%,
9/01/43 ........................................................ 135,000 98,211
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/51 ........................................................ 565,000 480,557
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 845,767
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 368,541
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 360,702
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,311,057
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 504,435
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 586,665
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/42 ........... 750,000 766,130
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/47 ........... 800,000 809,490
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/53 ........... 845,000 849,359
Community Facilities District No. 57, Special Tax, 2022, 4.25%, 9/01/37 ......... 415,000 397,817
Community Facilities District No. 57, Special Tax, 2022, 4.625%, 9/01/42 ........ 650,000 635,812
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/47 ......... 840,000 817,717
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/52 ......... 825,000 785,387
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,762,208
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,083,652
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 19,095,000
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 11,585,665
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 25,856,018
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,007
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 13,555,000 14,138,352
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 12,000,000 12,444,684
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 9,742,426
City of San Diego ,
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/28 .... 880,000 908,835
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/29 .... 690,000 716,470
Community Facilities District No. 2, Special Tax, 2021, Refunding, 4%, 9/01/30 .... 425,000 443,112
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/42 .................................................... 575,000 517,631
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/47 .................................................... 1,460,000 1,267,492
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/52 .................................................... 3,530,000 2,973,131
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/35 ................
600,000 678,949
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,665,658
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/24 .......................... 2,500,000 2,528,155
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,092,421
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/34 .................. 1,350,000 1,463,327
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 440,914
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 377,886
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 434,372

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... $ 9,000,000 $ 5,948,038
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 54,800,000 45,277,722
b
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,243,451
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 62,407,449
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 22,765,979
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,657,870
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 4,773,869
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 4,503,656
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 3,578,398
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 4,003,197
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
7,135,000 7,469,692
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 6,877,421
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,292,452
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 8,120,366
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,299,346
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,505,505
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,316,320
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,301,624
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,432,778
County of Orange ,
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/37 ...... 1,300,000 1,354,696
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/42 ...... 850,000 869,487
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/47 ...... 4,650,000 4,711,859
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/52 ...... 4,200,000 4,234,835
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2017
1, 5%, 9/01/43 .................................................. 900,000 896,495
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2017
1, 5%, 9/01/48 .................................................. 1,360,000 1,314,332
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2017
1, 5%, 9/01/53 .................................................. 1,000,000 953,669
County of Riverside ,
Revenue, 1988 B, GNMA Insured, ETM, Zero Cpn., 6/01/23 .................. 26,160,000 26,160,000
Community Facilities District No. 07-2, Special Tax, 2020, AGMC Insured, 4%,
9/01/45 ........................................................ 2,730,000 2,673,329
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 9,311,281
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 10,360,591
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 294,767
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 285,299
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,705,105
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,824,243
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 8,562,006
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 10,664,997
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 7,000,000 4,937,264
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 21,800,000 16,534,408
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,430,000 4,902,976
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-1, 3.25%, 7/01/43 ......... 6,530,000 5,029,620

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CSCDA Community Improvement Authority, (continued)
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... $ 18,250,000 $ 15,125,261
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 11,261,755
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 40,500,000 31,531,243
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 30,039,669
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,739,108
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 19,710,000 17,191,326
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 54,465,000 37,143,540
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 8,000,000 6,003,605
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 12,541,751
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 17,840,000 13,112,933
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,425,000 1,095,529
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 39,820,000 26,316,763
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 15,825,000 14,348,450
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 3,960,307
Towne at Glendale Apartments, Revenue, 144A, 2022 A, Zero Cpn., 9/01/62 ..... 53,000,000 25,625,002
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 9,406,347
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 5,000,000 3,291,477
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 14,500,000 10,521,967
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 19,884,090
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 18,527,557
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,873,499
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 551,875
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 594,436
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,399,166
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 10,148,789
Water System, Revenue, 2014 B, Refunding, 5%, 6/01/24 ................... 4,140,000 4,215,468
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 14,128,834
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 7,623,294
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 8,954,406
Water System, Revenue, 2017 A, Refunding, 5%, 6/01/45 ................... 4,240,000 4,483,693
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 4,334,401
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/28 ............................... 2,480,000 2,636,122
a
Revenue, 2021 B, Refunding, Mandatory Put, 3.51%, 7/01/24 ................ 7,500,000 7,454,364
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 2,464,017
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 2,896,100
Community Facilities District No. 2019-83, Special Tax, 2022, 4%, 9/01/51 ....... 2,790,000 2,373,016
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 31,686,424
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,559,373
Fairfax School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 2,996,958
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,027,425 888,607
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,339,397
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,056,509
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 310,255,455
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 193,273,890
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 39,672,741
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 42,360,805
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 23,776,298
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 42,261,106

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. $ 56,100,000 $ 28,894,698
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 54,148,484
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 113,904,400
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 19,594,572
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 21,598,115
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,403,266
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,739,971
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 29,917,633
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 17,500,000 16,588,394
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,460,678
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,357,014
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,013,540
Fresno Unified School District ,
GO, 2020 B, 5%, 8/01/46 ............................................ 2,635,000 2,835,929
GO, 2020 B, 4%, 8/01/48 ............................................ 3,205,000 3,108,113
GO, 2020 B, 4%, 8/01/52 ............................................ 6,585,000 6,347,433
GO, 2020 B, 4%, 8/01/55 ............................................ 4,000,000 3,848,281
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 3,012,015
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
12,860,000 10,284,480
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 1,945,000 1,947,277
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 19,000,000 19,800,390
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 215,094
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 416,020
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 609,392
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 4,903,767
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 9,712,232
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 636,151
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 25,000,616
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 11,585,095
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,194,975
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 4,000,000 4,147,673
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 706,443
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 897,427
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 902,867
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,201,524
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 765,071
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 1,389,566
Millennium Housing LLC, Revenue, 2022, Refunding, 4%, 9/15/42 ............. 2,000,000 1,899,249
Millennium Housing LLC, Revenue, 2022, Refunding, 4.25%, 9/15/50 ........... 2,000,000 1,907,782
Millennium Housing LLC, Revenue, 2022, Refunding, 5%, 9/15/50 ............. 2,000,000 2,091,122
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,945,000 2,701,648
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,215,000 5,515,020
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 7,960,000 7,669,239
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,184,568
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,940,000 10,997,807
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 1,445,000 1,497,534
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,470,157

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... $ 135,000 $ 124,105
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 127,042
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 847,243
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 779,903
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 736,067
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,015,090
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,264,626
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,791
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3, Special Tax, 2022, 5%, 9/01/47 ........ 350,000 350,529
Community Facilities District No. 2006-3, Special Tax, 2022, 5%, 9/01/52 ........ 500,000 494,953
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,255,725
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 40,319,642
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,068,402
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,321,180
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,721,937
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,297,661
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,095,103
Lee Lake Water District Financing Corp. ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 890,863
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 713,763
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ 1,040,000 900,952
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 784,450
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 5,998,480
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 14,958,666
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 8,485,804
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 18,243,922
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 5,402,252
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 73,127,064
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 37,783,148
Los Angeles Community College District ,
GO, 2015 A, Pre-Refunded, 5%, 8/01/26 ................................ 14,000,000 14,310,397
GO, 2015 A, Pre-Refunded, 5%, 8/01/27 ................................ 24,895,000 25,446,952
GO, 2015 A, Pre-Refunded, 4%, 8/01/32 ................................ 90,600,000 91,581,107
GO, 2015 A, Pre-Refunded, 4%, 8/01/33 ................................ 19,350,000 19,559,541
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 5,890,000 6,138,806
GO, 2016, Refunding, 5%, 8/01/38 ..................................... 10,000,000 10,586,822
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2021 A, 5%, 6/01/26 ........................................ 4,000,000 4,245,061
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/35 ....................... 17,655,000 18,776,437
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/37 ....................... 10,970,000 11,561,009
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/38 ....................... 2,705,000 2,843,955
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/39 ....................... 10,000,000 10,488,324
Sales Tax, Revenue, 2017 A, 5%, 7/01/38 ............................... 10,455,000 11,194,407
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,860,000 8,398,198
Sales Tax, Revenue, 2017 A, 5%, 7/01/41 ............................... 12,350,000 13,145,777

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles County Metropolitan Transportation Authority, (continued)
Sales Tax, Revenue, 2017 A, 5%, 7/01/42 ............................... $ 26,910,000 $ 28,590,166
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/32 ....................... 6,700,000 7,712,065
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/35 ....................... 18,960,000 21,650,018
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/36 ....................... 7,035,000 7,963,470
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/37 ....................... 11,455,000 12,873,127
Sales Tax, Revenue, 2021 A, 5%, 6/01/23 ............................... 7,000,000 7,000,000
Sales Tax, Revenue, 2021 A, 5%, 6/01/24 ............................... 5,500,000 5,599,173
Sales Tax, Revenue, 2021 A, 5%, 6/01/32 ............................... 4,000,000 4,685,066
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/28 ...................... 3,830,000 4,255,794
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/36 ...................... 2,500,000 2,898,678
Los Angeles County Sanitation Districts Financing Authority ,
Revenue, 2022 A, 5%, 10/01/25 ....................................... 6,830,000 7,143,942
Los Angeles County Sanitation District No. 20, Revenue, 2016 A, Refunding, 4%,
10/01/42 ....................................................... 16,430,000 16,014,857
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 7,079,224
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 62,456,109
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 51,940,000 52,638,380
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 15,570,634
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 18,308,713
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 12,596,197
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 5,000,000 5,250,482
Power System, Revenue, 2017 C, 5%, 7/01/47 ............................ 99,525,000 105,159,488
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/38 ................... 8,960,000 9,697,730
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/39 ................... 8,215,000 8,868,650
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 9,535,000 10,234,891
Power System, Revenue, 2019 A, 5.25%, 7/01/49 ......................... 12,555,000 13,573,956
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 17,555,000 18,970,453
Power System, Revenue, 2020 A, Refunding, 5%, 7/01/28 ................... 10,000,000 11,116,762
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 1,005,000 1,105,000
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/45 ................... 8,500,000 9,205,443
Power System, Revenue, 2021 B, Refunding, 5%, 7/01/48 ................... 20,800,000 22,571,488
Power System, Revenue, 2021 C, 5%, 7/01/40 ............................ 8,020,000 8,899,288
Power System, Revenue, 2021 C, 5%, 7/01/45 ............................ 14,455,000 15,800,675
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/40 ................... 6,000,000 6,692,891
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 5,000,000 5,556,101
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/42 ................... 6,250,000 6,920,257
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 5,000,000 5,524,202
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 84,000,000 85,165,114
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/41 ................... 29,820,000 30,996,995
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 32,840,000 33,991,558
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/41 ................... 24,210,000 25,581,375
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 35,365,000 37,238,033
Water System, Revenue, 2018, Refunding, 5%, 7/01/43 ..................... 8,380,000 8,976,202
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 5,425,000 5,775,881
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 23,685,540
Water System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 2,970,000 3,326,537
Los Angeles Unified School District ,
GO, 2017 A, Refunding, 5%, 7/01/25 ................................... 18,750,000 19,527,169
GO, 2020 C, 4%, 7/01/33 ............................................ 7,000,000 7,490,124
GO, 2020 C, 4%, 7/01/36 ............................................ 8,975,000 9,295,934
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 10,730,000 10,669,468
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 10,614,309
GO, A, 4%, 8/01/44 ................................................ 6,090,000 6,016,767

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Rios Community College District , GO , E , 3% , 8/01/23 .....................
$ 10,560,000 $ 10,551,119
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 26,231,838
Marina Redevelopment Agency Successor Agency ,
Tax Allocation, 2023 A, 5%, 9/01/43 .................................... 1,000,000 1,022,198
Tax Allocation, 2023 B, 5%, 9/01/43 .................................... 2,100,000 2,126,175
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
5,115,000 5,121,593
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/26 ........ 75,000 74,736
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 139,683
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/28 ........ 105,000 104,921
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 770,232
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 1,547,353
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/42 .................................................... 1,000,000 1,014,761
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 2,000,000 2,030,257
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.25%, 9/01/52 .................................................. 2,000,000 2,037,089
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 194,360
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 501,365
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 574,117
Metropolitan Water District of Southern California ,
a
Revenue, 2017 C, Mandatory Put, 3.55%, 5/21/24 ......................... 13,000,000 12,960,123
a
Revenue, 2017 D, Refunding, Mandatory Put, 3.55%, 5/21/24 ................ 10,000,000 9,969,325
a
Revenue, 2017 E, Refunding, Mandatory Put, 3.55%, 5/21/24 ................ 13,000,000 12,960,122
Revenue, 2019 A, Refunding, 5%, 7/01/25 ............................... 6,000,000 6,241,293
Revenue, 2020 A, 5%, 10/01/49 ....................................... 16,665,000 18,053,286
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,043,587
Revenue, 2022 B, Refunding, 3%, 7/01/28 ............................... 20,000,000 20,257,622
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/27 ................................. 3,000,000 3,123,730
Revenue, 2020, Refunding, 5%, 4/01/31 ................................. 3,895,000 4,210,663
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. 7,330,000 7,817,497
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 11,060,020
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 1,965,000 1,990,824
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,749,932
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,202,924
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,715,904
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,168,266
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,554,506
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,677,666
GO, 2018 B, AGMC Insured, 5%, 8/01/47 ................................ 6,075,000 6,431,603
Mount Diablo Unified School District ,
GO, 2022 B, Refunding, 4%, 8/01/25 ................................... 3,100,000 3,163,797
GO, B, 4%, 8/01/24 ................................................ 1,425,000 1,437,953
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 49,896,237
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 29,053,345
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 59,737
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 439,636

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Murrieta Valley Unified School District, (continued)
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ $ 1,000,000 $ 844,945
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 24,215,328
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 4,590,000 4,760,793
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 4,475,000 4,622,190
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 12,685,000 12,989,099
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 8,250,000 8,430,644
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 10,348,286
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 1,800,000 1,969,076
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 560,251
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 685,088
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,161,414
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,324,248
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,622,437
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 5,541,677
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 3,890,954
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 12,351,003
GO, 2022, Refunding, 5%, 8/01/39 ..................................... 1,005,000 1,109,240
GO, G, 5%, 8/01/40 ................................................ 1,020,000 1,122,135
GO, G, 5%, 8/01/43 ................................................ 1,000,000 1,097,461
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 319,361
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,106,442
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,104,479
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,101,300
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,485,210
Orange County Transportation Authority , Revenue , 2021 , ETM, 4% , 10/15/24 ......
13,055,000 13,207,977
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 14,608,016
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 3,795,840
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 4,913,045
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
3,380,000 3,786,045
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 76,535,200
Palomar Health ,
Obligated Group, GO, 2009 A, AGMC Insured, 7%, 8/01/38 .................. 36,000,000 41,233,914
Obligated Group, GO, 2010 A, 6.75%, 8/01/40 ............................ 60,000,000 69,279,210
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 35,863,362
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,044,586
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 5,338,090
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 123,597
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 118,734
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 120,210
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 350,587
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 357,432
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 363,373
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 704,842
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 885,066
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,456,634
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,272,064
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,865,619

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... $ 1,985,000 $ 1,972,511
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 1,984,668
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,001,960
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,016,984
Perris Joint Powers Authority ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,125,000 948,804
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ................. 1,445,000 1,287,595
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ................. 1,250,000 1,078,086
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 10,720,939
GO, 2019 A, AGMC Insured, 4%, 9/01/43 ................................ 5,540,000 5,468,636
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,688,616
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 11,704,054
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 31,155,357
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 25,521,700
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,397,303
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 11,715,717
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 13,071,298
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 6,874,903
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 7,203,100
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 15,326,874
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/42 ........................................................ 300,000 307,128
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/47 ........................................................ 500,000 508,830
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/53 ........................................................ 1,000,000 1,007,854
Regents of the University of California ,
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 39,575,000 40,935,485
Medical Center, Revenue, 2022 P, 5%, 5/15/47 ........................... 10,000,000 10,904,581
Medical Center, Revenue, 2022 P, 4%, 5/15/53 ........................... 84,305,000 76,904,370
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,431,843
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 30,509,409
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,384,657
Ripon Unified School District , GO , 2013 A , Refunding , BAM Insured , 5% , 8/01/42 ...
2,315,000 2,320,884
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5%, 9/01/42 ............................ 4,000,000 4,418,652
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 4.25%, 9/01/47 ......................... 6,000,000 6,026,354
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5.25%, 9/01/52 ......................... 11,000,000 12,194,572
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/23 ....... 14,160,000 14,160,000
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/24 ....... 13,005,000 12,524,252
Riverside Unified School District ,
Community Facilities District No. 37, Special Tax, 2023 A, 5%, 9/01/47 .......... 1,150,000 1,161,933
Community Facilities District No. 37, Special Tax, 2023 A, 5%, 9/01/52 .......... 2,135,000 2,149,610

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ $ 15,491,000 $ 15,578,679
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,494,726
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,569,821
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 7,805,734
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 7,881,869
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 13,956,349
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,445,633
Romoland School District ,
c
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/43 ........ 750,000 767,401
c
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/48 ........ 1,000,000 1,006,225
c
Community Facilities District No. 2016-1, Special Tax, 2023, 5%, 9/01/53 ........ 1,500,000 1,503,596
Community Facilities District No. 2016-2, Special Tax, 2022, 4.5%, 9/01/42 ....... 360,000 348,729
Community Facilities District No. 2016-2, Special Tax, 2022, 4.625%, 9/01/47 ..... 750,000 722,070
Community Facilities District No. 2016-2, Special Tax, 2022, 4.75%, 9/01/52 ...... 1,000,000 966,788
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5%, 9/01/42 .................................................... 750,000 766,130
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 1,200,000 1,223,517
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.25%, 9/01/53 .................................................. 2,500,000 2,549,551
Community Facilities District No. 91-1, Special Tax, 2022, 3.75%, 9/01/42 ........ 1,695,000 1,425,798
Community Facilities District No. 91-1, Special Tax, 2022, 4%, 9/01/46 .......... 5,085,000 4,470,258
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,068,201
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 18,807,110
Sacramento County Sanitation Districts Financing Authority ,
Sacramento Regional County Sanitation District, Revenue, 2014 A, Refunding, 5%,
12/01/44 ....................................................... 25,000,000 25,210,580
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/27 ....................................................... 2,960,000 3,250,152
Sacramento County Water Financing Authority ,
Sacramento County Water Agency, Revenue, 2019, Refunding, 5%, 6/01/27 ..... 2,000,000 2,173,015
Sacramento County Water Agency, Revenue, 2022 A, 4%, 11/01/25 ............ 32,260,000 32,902,564
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 2,729,393
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 5,500,000 5,735,885
Revenue, 2022 J, Refunding, 5%, 8/15/26 ............................... 2,615,000 2,788,315
San Bernardino Community College District ,
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 7,750,000 2,995,819
GO, 2009 B, Zero Cpn., 8/01/48 ....................................... 66,390,000 21,477,915
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 30,332,607
San Diego County Regional Airport Authority ,
Revenue, 2017 A, Refunding, 5%, 7/01/47 ............................... 5,000,000 5,188,589
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,248,234
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 5,259,179
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 5,000,000 4,645,540
Revenue, 2021 A, 5%, 7/01/56 ........................................ 7,500,000 7,965,983
Revenue, 2021 B, 5%, 7/01/26 ........................................ 3,225,000 3,338,920
Revenue, 2021 B, 5%, 7/01/30 ........................................ 2,260,000 2,452,965
Revenue, 2021 B, 4%, 7/01/36 ........................................ 3,610,000 3,576,388
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 5,694,695

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... $ 25,000,000 $ 26,027,915
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,573,354
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 11,082,475
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 107,668,659
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 26,136,686
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 54,130,197
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 29,146
GO, F, 5%, 7/01/40 ................................................ 56,510,000 58,247,479
GO, F, 5%, 7/01/45 ................................................ 34,370,000 35,298,567
GO, G, 5%, 7/01/40 ................................................ 13,000,000 13,399,703
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 73,889,337
San Francisco Bay Area Rapid Transit District ,
GO, 2017 A-1, 5%, 8/01/47 .......................................... 10,000,000 10,608,560
GO, 2020 C-1, 4%, 8/01/33 .......................................... 1,560,000 1,665,052
GO, 2022 D-1, 3%, 8/01/41 .......................................... 23,605,000 20,692,879
GO, 2022 D-1, 3%, 8/01/42 .......................................... 20,000,000 17,268,510
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/41 ........................................ 65,645,000 66,945,126
Revenue, 2016 B, 5%, 5/01/46 ........................................ 40,540,000 41,059,244
Revenue, 2016 C, 5%, 5/01/46 ........................................ 44,000,000 45,301,876
Revenue, 2019 A, Refunding, 5%, 5/01/39 ............................... 14,500,000 15,173,934
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 13,705,000 14,189,838
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 17,000,000 17,490,045
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 31,314,675
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 48,155,000 49,321,709
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 10,910,000 11,084,418
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 24,080,000 25,042,393
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 40,145,000 41,438,275
Revenue, Second Series, 2018 D, 5%, 5/01/43 ........................... 118,950,000 122,384,788
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 33,700,000 34,328,866
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 52,245,000 54,884,146
Revenue, Second Series, 2019 B, 5%, 5/01/49 ............................ 10,700,000 11,304,551
Revenue, Second Series, 2019 E, 5%, 5/01/45 ............................ 21,035,000 21,742,228
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/34 ................... 5,000,000 5,476,061
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,546,528
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,607,207
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,149,332
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,621,433
San Jacinto Unified School District , Community Facilities District No. 2003-1 , Special
Tax , 2022 , 4% , 9/01/50 ............................................. 875,000 737,906
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 129,227,121
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 174,714,306
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 200,261,503
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 178,609,914
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 178,962,464
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 11,864,967
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,422,050
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 29,435,016
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 31,721,725
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/50 ................... 45,000,000 46,397,772
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/44 ......... 130,746,000 127,596,577

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency, (continued)
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/50 ......... $ 191,775,000 $ 184,576,860
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,348,681
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,003,434
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 13,575,000 11,852,551
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 16,097,225
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 16,279,957
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,377,985
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,676,821
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , 5% , 8/01/25 .................................. 14,485,000 15,093,781
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 16,569,068
Sanger Public Financing Authority ,
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/35 ................. 2,360,000 2,361,211
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/43 ................. 6,155,000 6,158,158
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 9,972,444
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
2,685,000 2,602,282
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,739,272
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 20,901,763
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,412,012
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 18,787,456
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 1,931,951
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 1,935,263
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 1,944,032
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 1,948,056
State of California ,
GO, Refunding, 5%, 9/01/23 ......................................... 15,000,000 15,068,864
GO, Refunding, 4%, 10/01/23 ......................................... 31,000,000 31,090,737
GO, Refunding, 5%, 12/01/23 ......................................... 5,000,000 5,047,499
GO, 6%, 5/01/24 .................................................. 640,000 647,653
GO, NATL Insured, 6%, 8/01/24 ....................................... 500,000 502,369
GO, 5.625%, 9/01/24 ............................................... 175,000 176,105
GO, Refunding, 4%, 10/01/24 ......................................... 5,685,000 5,758,642
GO, Refunding, 4%, 11/01/24 ......................................... 11,655,000 11,817,500
GO, 5%, 11/01/24 ................................................. 5,000,000 5,138,409
GO, 4%, 12/01/24 ................................................. 3,500,000 3,552,354
GO, 5%, 3/01/25 .................................................. 10,000,000 10,330,235
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 75,000 75,538
GO, Refunding, 5%, 4/01/25 ......................................... 5,000,000 5,174,891
GO, Refunding, 5%, 11/01/25 ......................................... 39,975,000 41,755,363
GO, Refunding, 5%, 12/01/25 ......................................... 23,000,000 24,066,087
GO, Refunding, 5%, 9/01/26 ......................................... 8,500,000 9,036,758
GO, 5%, 3/01/27 .................................................. 5,000,000 5,169,637
GO, 5%, 4/01/27 .................................................. 4,000,000 4,317,291
GO, Refunding, 5%, 4/01/28 ......................................... 2,930,000 3,226,354
GO, Refunding, 5%, 11/01/30 ......................................... 5,320,000 6,140,904
GO, Refunding, 5%, 10/01/32 ......................................... 4,125,000 4,656,417
GO, 5%, 4/01/33 .................................................. 5,000,000 5,592,695
GO, Refunding, 5%, 3/01/35 ......................................... 56,185,000 63,679,118
GO, Refunding, 5%, 9/01/35 ......................................... 9,000,000 9,507,399

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, Refunding, 4%, 3/01/37 ......................................... $ 10,000,000 $ 10,316,920
GO, Refunding, 5%, 8/01/37 ......................................... 2,900,000 3,150,176
GO, 5%, 10/01/39 ................................................. 15,000,000 15,655,749
GO, 5%, 10/01/44 ................................................. 25,000,000 25,391,830
GO, 5%, 3/01/45 .................................................. 17,500,000 17,949,685
GO, 5%, 8/01/45 .................................................. 22,085,000 22,783,288
GO, 5%, 9/01/45 .................................................. 5,000,000 5,237,709
GO, 5%, 8/01/46 .................................................. 45,200,000 47,260,935
GO, 5%, 9/01/46 .................................................. 8,930,000 9,347,263
GO, 5%, 10/01/47 ................................................. 1,000,000 1,040,361
GO, 5%, 10/01/48 ................................................. 5,000,000 5,358,889
GO, 1996, FGIC Insured, 5.375%, 6/01/26 ............................... 1,065,000 1,075,072
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,041,627
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,008
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,043
GO, 2017, 5%, 11/01/27 ............................................. 2,380,000 2,594,835
GO, 2017, 5%, 11/01/47 ............................................. 33,370,000 35,346,028
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 12,985,000 14,325,361
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 38,600,000 45,117,741
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,488,029
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 9,066,069
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 1,650,000 1,856,354
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 790,000 808,641
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 1,695,000 1,825,411
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 4,480,000 4,830,116
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 5,642,118
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. 220,000 218,782
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 238,144
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 278,467
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,011,836
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 2,469,025
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 2,219,920
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 4,066,549
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,651,433
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 8,000,000 7,253,798
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 15,160,000 15,408,272
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 364,399
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 757,322
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 3%, 9/01/24 ...................................... 100,000 98,243
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/25 ...................................... 115,000 114,249
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/28 ...................................... 120,000 119,405
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/30 ...................................... 110,000 109,510

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tracy Community Facilities District, (continued)
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/36 ...................................... $ 430,000 $ 415,254
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/41 ...................................... 665,000 608,458
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/46 ...................................... 885,000 784,777
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/51 ...................................... 2,210,000 1,906,676
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 13,420,000 13,771,592
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 6,400,000 6,507,045
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,565,476
Turlock Irrigation District ,
Revenue, 2019, Refunding, 5%, 1/01/44 ................................. 9,060,000 9,832,902
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,321,651
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,035,604
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,469,497
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,916,588
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,104,984
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,260,750
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 23,646,321
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 26,081,828
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 14,417,293
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 19,378,448
Revenue, 2017 AV, 5.25%, 5/15/47 ..................................... 6,775,000 7,204,291
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 16,492,007
Revenue, 2017 M, 5%, 5/15/47 ....................................... 12,750,000 13,421,984
Revenue, 2018 AZ, Refunding, 5%, 5/15/43 .............................. 28,000,000 30,065,070
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 70,790,000 75,543,173
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 15,553,539
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 17,250,000 18,375,947
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 5,000,000 5,469,085
Revenue, 2021 Q, Refunding, 4%, 5/15/37 ............................... 1,500,000 1,541,475
Revenue, 2022 BK, 5%, 5/15/52 ....................................... 250,000,000 273,653,925
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 237,939
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 144,152
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 219,686
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 22,274,167
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, 6.125%, 8/01/34 ............................ 1,000,000 1,227,916
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,429,057
Community Facilities District No. 2018-1, Special Tax, 2022, 4%, 9/01/52 ........ 7,000,000 5,905,162
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2018
2, 5%, 9/01/43 .................................................. 1,230,000 1,253,605
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2018
2, 5%, 9/01/48 .................................................. 1,755,000 1,770,291
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2018
2, 5%, 9/01/53 .................................................. 2,445,000 2,457,612

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. $ 3,225,000 $ 3,240,751
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,134,151
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,382,926
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,201,066
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 15,177,265
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,175,624
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,419,456
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,061,941
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,114,440
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 7,777,166
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,598,459
13,026,735,457
Oregon 0.0%
†
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,504,120
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 30,400,000 23,963,250
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 83,000,000 82,882,484
106,845,734
U.S. Territories 2.3%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 2,660,000 2,466,838
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 2,150,000 1,915,815
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 3,140,000 2,754,041
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,059,261
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 2,029,859
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 1,798,325
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 7,745,832
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 1,819,447
23,589,418
Puerto Rico 2.1%
Children's Trust Fund ,
Revenue, 2002, 5.5%, 5/15/39 ........................................ 5,455,000 5,455,227
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,090,802
d
Puerto Rico Electric Power Authority ,
Revenue, 2012 A, 5%, 7/01/29 ........................................ 20,000,000 14,350,000
Revenue, 2013 A, 7%, 7/01/33 ........................................ 50,000,000 36,375,000
Revenue, WW, 5%, 7/01/28 .......................................... 12,030,000 8,631,525
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,200,000 5,281,156
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 29,500,000 27,354,158

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 28 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. $ 184,264,000 $ 176,515,257
290,053,125
Total U.S. Territories .................................................................... 313,642,543
Total Municipal Bonds (Cost $13,108,205,967) ..................................
13,449,727,854
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
California 0.5%
e
Irvine Ranch Water District , Special Assessment , 2009 A , LOC US Bank NA , Daily
VRDN and Put , 3.05% , 10/01/41 ...................................... 9,655,000 9,655,000
e
University of California ,
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 2.95%, 5/15/48 .......... 14,000,000 14,000,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 2.8%, 5/15/48 ........... 51,000,000 51,000,000
74,655,000
Total Municipal Bonds (Cost $74,655,000) ......................................
74,655,000
Total Short Term Investments (Cost $74,655,000 ) ................................
74,655,000
a
Total Investments (Cost $13,182,860,967) 99.1% ................................
$13,524,382,854
Other Assets, less Liabilities 0.9% .............................................
109,606,546
Net Assets 100.0% ...........................................................
$13,633,989,400
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2023, the aggregate value of these securities was $1,042,869,237, representing 7.6% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
At May 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.